Segment information - Results of each reportable segment (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments	2
Revenue	$ 275,852,753	$ 65,179,515	$ 9,233,089
Gross profit	106,131,211	26,344,819	2,715,294
Prevention
Disclosure of operating segments [line items]
Revenue	16,571,535	14,264,972	9,233,089
Gross profit	7,546,593	6,332,833	3,545,335
Diagnostics
Disclosure of operating segments [line items]
Revenue	259,281,218	50,914,543
Gross profit	100,125,889	20,983,200
Unallocated
Disclosure of operating segments [line items]
Gross profit	$ (1,541,271)	$ (971,214)	$ (830,041)